Equity Investments in Real Estate (Narratives) (Details) (USD $)	3 Months Ended		12 Months Ended			3 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012 Barth Europa Transporte Ek M S R Technologies Gmb H [Member]	Mar. 31, 2012 Thales SA [Member]	Jun. 30, 2012 Tieto Enator Plc [Member]
Additional Details [Abstract]
Income from equity investments in real estate			$ 17,752,000	$ 22,071,000	$ 17,573,000
Footnote Details
Gain (loss) on sale of real estate			(4,087,000)	471,000	0
Proceeds from sale of real estate held-for-investment			25,066,000	131,077,000	1,000		1,700,000
Equity investment impairment charges					4,145,000
Capital contributions to equity investments								800,000
Distributions received from equity investments		1,300,000				1,700,000
Equity investment lease termination income	$ 1,700,000